Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]
Beginning Balance at Feb. 28, 2015	$ 13,073,486	$ 32,401,440		$ 18,591,391	$ 577,916	$ (38,497,261)
Beginning Balance (Shares) at Feb. 28, 2015		2,900,542
Net loss	(1,303,284)					(1,303,284)
Shares repurchased under provisions of the share repurchase plan	(176,316)		$ (454,708)	278,392
Shares cancelled		$ (454,708)	454,708
Shares cancelled (Shares)		(40,705)
Stock based compensation expense (Note 8)	83,880			83,880
Ending Balance at Feb. 29, 2016	11,677,766	$ 31,946,732		18,953,663	577,916	(39,800,545)
Ending Balance (Shares) at Feb. 29, 2016		2,859,837
Net loss	(6,509,689)					(6,509,689)
Shares repurchased under provisions of the share repurchase plan	(139,789)		(641,485)	501,696
Shares cancelled		$ (641,485)	$ 641,485
Shares cancelled (Shares)		(57,425)
Ending Balance at Feb. 28, 2017	5,028,288	$ 31,305,247		19,455,359	577,916	(46,310,234)
Ending Balance (Shares) at Feb. 28, 2017		2,802,412
Net loss	(3,387,149)					(3,387,149)
Foreign exchange translation adjustment	(577,916)				$ (577,916)
Ending Balance at Feb. 28, 2018	$ 1,063,223	$ 31,305,247		$ 19,455,359		$ (49,697,383)
Ending Balance (Shares) at Feb. 28, 2018		2,802,412